Government Grants (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Government Grant

	December 31, 2017	December 31, 2016
	(in thousands)
Received	$3,539	$3,539
Less accumulated amortization	(2,745)	(2,701)
Foreign exchange translation adjustment	207	103
Total government grants	1,001	941
Less current portion	(35)	(54)
Non-current government grants	$966	$887